UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21219

Eaton Vance Insured Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund II

PORTFOLIO OF INVESTMENTS (Unaudited)	as of December 31, 2007

Tax-Exempt Investments — 185.7%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 0.9%
$1,600	Sabine River Authority,TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$1,314,704
		$1,314,704
Escrowed/Prerefunded — 1.1%
$1,250	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	$1,567,900
		$1,567,900
General Obligations — 4.2%
$2,215	California, 5.50%, 11/1/33	$2,353,526
3,610	New York City, NY, 5.25%, 1/15/33	3,751,873
		$6,105,399
Hospital — 4.9%
$675	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$643,079
400	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	371,476
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	786,087
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	707,205
380	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	393,562
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	501,995
1,315	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,311,042
2,255	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	437,695
5,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	916,100
1,000	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,005,540
		$7,073,781
Industrial Development Revenue — 9.0%
$7,885	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$8,343,986
5,000	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	4,805,350
		$13,149,336
Insured-Electric Utilities — 28.0%
$1,000	Burlington, KS, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$1,038,640
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	10,934,851
3,900	JEA, FL, Electric System Revenue, (FSA), 5.00%, 10/1/34	3,974,295
5,000	Kentucky Municipal Power Agency, (Prairie Street Project), (MBIA), 5.00%, 9/1/37	5,199,900
11,505	Long Island Power Authority, NY, Electric Systems Revenue, (FGIC), 5.00%, 12/1/23 (2)	12,180,804
2,990	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,992,781
3,070	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	2,947,507
1,500	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	1,535,040
		$40,803,818
Insured-Escrowed/Prerefunded — 12.1%
$6,250	Philadelphia, PA, (FSA), Prerefunded to 3/15/11, 5.00%, 9/15/31 (2)	$6,601,998
3,825	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), Prerefunded to 6/1/12, 5.125%, 12/1/27 (2)	4,116,950
6,500	San Jose, CA, Redevelopment Agency Tax, (MBIA), Prerefunded to 8/1/10, 5.00%, 8/1/32 (2)	6,871,427
		$17,590,375

Insured-General Obligations — 21.5%
$2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	$2,285,004
3,775	California, (AMBAC), 4.25%, 12/1/35	3,469,904
4,915	California, (XLCA), 5.00%, 10/1/28 (2)	5,019,878
12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	1,783,024
1,515	Chicago, IL, (MBIA), 5.00%, 1/1/42	1,547,557
17,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33	4,408,440
1,000	District of Columbia, (FGIC), Variable Rate, 5.439%, 6/1/33 (1) (3)	1,005,530
1,500	Goodyear, AZ, (MBIA), 3.00%, 7/1/26	1,208,865
4,830	King County, WA, (MBIA), 5.25%, 1/1/34	4,883,903
5,490	Port Orange, FL, Capital Improvements, (FGIC), 5.00%, 10/1/35	5,625,713
		$31,237,818
Insured-Hospital — 7.8%
$9,000	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38 (2)	$9,947,490
1,400	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37	1,434,930
		$11,382,420
Insured-Industrial Development Revenue — 0.4%
$625	Monroe County, GA, Development Authority, (Georgia Power Co.), (AMBAC), 4.90%, 7/1/36	$628,131
		$628,131
Insured-Lease Revenue/Certificates of Participation — 3.0%
$4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$4,386,637
		$4,386,637
Insured-Private Education — 3.8%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,934,000
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,562,925
		$5,496,925
Insured-Public Education — 2.5%
$3,500	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$3,619,140
		$3,619,140
Insured-Special Tax Revenue — 10.1%
$1,000	Massachusetts School Building Authority, (AMBAC), 5.00%, 8/15/37	$1,046,210
4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 5.25%, 6/15/42	4,141,840
2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,497,675
35,675	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	3,191,129
6,085	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	943,723
12,065	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,774,279
7,595	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	1,057,376
		$14,652,232
Insured-Transportation — 28.3%
$11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	$5,926,438
1,365	Metropolitan Transportation Authority, NY, (FGIC), 4.75%, 11/15/37	1,368,658
6,765	Minneapolis-St Paul, MN, Metropolitan Airports Commission, (FGIC), 4.50%, 1/1/32	6,341,105
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	7,360,161
10,000	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	10,067,100
10,000	Triborough Bridge and Tunnel Authority, NY, (MBIA), 5.00%, 11/15/32	10,223,500
		$41,286,962
Insured-Utilities — 4.2%
$6,000	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 8/1/32	$6,139,020
		$6,139,020

Insured-Water and Sewer — 12.8%
$2,240	Atlanta, GA, Water and Wastewater, (FGIC), 5.00%, 11/1/38 (4)	$2,262,086
4,895	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	4,981,397
1,950	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	1,999,121
11,390	Pearland, TX, Waterworks and Sewer Systems, (MBIA), 3.50%, 9/1/31	9,485,706
		$18,728,310
Insured-Water Revenue — 29.3%
$7,000	Contra Costa, CA, Water District, (FSA), 5.00%, 10/1/32 (2)	$7,196,489
10,350	Detroit, MI, Water Supply System, (MBIA), 5.00%, 7/1/34 (2)	10,561,761
5,655	Los Angeles, CA, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	5,767,421
930	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	908,192
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	5,386,209
7,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	7,223,440
2,870	San Antonio, TX, Water Revenue, (FGIC), 5.00%, 5/15/23	2,976,764
2,575	Tacoma, WA, Sewer Revenue, (FGIC), 5.00%, 12/1/31	2,619,290
		$42,639,566
Other Revenue — 0.3%
$500	Main Street National Gas Inc., GA, 5.50%, 9/15/27	$495,505
		$495,505
Special Tax Revenue — 1.5%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$726,713
1,480	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	1,452,250
		$2,178,963
Total Tax-Exempt Investments — 185.7% (identified cost $264,234,562)		$270,476,942
Other Assets, Less Liabilities — (25.6)%		$(37,274,211)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.1)%		$(87,531,168)
Net Assets Applicable to Common Shares— 100.0%		$145,671,563

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At December 31, 2007, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	30.3%
New York	28.7%
Texas	16.4%
Washington	12.7%
Pennsylvania	12.3%
Massachusetts	11.2%
Others, representing less than 10% individually	74.1%

The Fund invests primarily in debt securities issued by municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 88.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 31.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2007, the aggregate value of the securities is $2,573,430 or 1.8% of the Fund’s net assets applicable to common shares.

(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	199 U.S. Treasury Bond	Short	$(23,332,585)	$(23,158,625)	$173,960

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$11,700,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(230,584)
Lehman Brothers, Inc.	$6,000,000	4.985%	3-month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$53,487
Merrill Lynch Capital Services, Inc.	$4,550,000	5.426%	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(275,206)
Morgan Stanley Capital Services, Inc.	$4,150,000	5.428%	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(242,960)
					$(695,263)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$224,790,724
Gross unrealized appreciation	$8,011,404
Gross unrealized depreciation	(1,895,186)
Net unrealized appreciation	$6,116,218

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund II

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	February 22, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	February 22, 2008